Income tax and social contribuition (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax and social contribution [Abstract]
Complimentary Law No. 224/2025	R$ 142,305	R$ 0	R$ 0